Acquisitions Los Angeles Acquisition, Final Acquisition Date Purchase Price Allocation (Details) - Los Angeles Acquisition $ in Millions	Jun. 30, 2014 USD ($)
Acquisitions, Purchase price allocation
Receivables	$ 197
Inventories	1,096
Prepayments and other current assets	14
Property, plant and equipment	1,088
Acquired intangibles, net	63
Other noncurrent assets, net	112
Other current liabilities	(25)
Other noncurrent liabilities	(182)
Debt	(36)
Total purchase price	$ 2,327